Dividends	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Dividends

20. Dividends

During 2015, the Company declared and paid one quarterly dividend of $0.02 per common share followed by two quarterly dividends of $0.01 per common share, totaling $3,339.

During 2015, the Company declared and paid four quarterly consecutive dividends of $0.50 per share for each, of Series B Preferred Shares, totaling $3,200, of Series C Preferred Shares, totaling $4,600, and of Series D Preferred Shares, totaling $6,400.